Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Assets:
Marketable securities	¥ 14,051	¥ 14,623
Derivatives	187	654
Total assets:	14,238	15,277
Liabilities:
Derivatives	44
Fair Value Measurements Using Inputs Considered as Level 1
Assets:
Marketable securities	14,051	14,623
Derivatives	22	179
Total assets:	14,073	14,802
Liabilities:
Derivatives	44
Fair Value Measurements Using Inputs Considered as Level 2
Assets:
Derivatives	165	475
Total assets:	¥ 165	¥ 475